Intrinsic value of stock options - Stock-Based Compensation (Details 4) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Grant Date Fair Value of Options Granted	$ .029	$ .003	$ 0.09
Aggregate Intrinsic Value of Options Exercised	$ 21,052	$ 178,040	$ 119,214
Cash Received for Exercise of Stock Options	$ 526	$ 5,180	$ 1,300